Supplementary Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of cash cash equivalents and deposits
	December 31,
	2 0 2 0	2 0 1 9
	U.S. dollars in thousands

Cash	$4,221	$2,681
Cash equivalents	4,039	3,798
Total cash and cash equivalents	$8,260	$6,479

Short-term bank deposits*	$7,180	$6,795
*	The average rate of short-term deposits is 1.27% and 2.42%, as of December 31, 2020 and 2019, respectively.

Schedule of accounts receivable, other
	2 0 2 0	2 0 1 9
	U.S. dollars in thousands

Government institutions	$29	$213
Employees	26	47
Interest receivable	23	70
Sundry	191	247
	$269	$577

Schedule of accounts payable and accruals - other
	December 31,
	2 0 2 0	2 0 1 9
	U.S. dollars in thousands

Payroll and related expenses	$801	$797
Government institutions	370	415
Accrued vacation pay	101	91
Accrued expenses and sundry	636	515
	$1,908	$1,818